                                                             No. 333-59093
                                                                 811-08879

   As filed with the Securities and Exchange Commission on November 5, 1998


                                   Form N-1A

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Pre-Effective Amendment No. 1
                         Post-Effective Amendment No.
                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO.  1
                       (Check appropriate box or boxes)

                          SUN CAPITAL ADVISERS TRUST
             ---------------------------------------------------
              (Exact name of registrant as specified in charter)

      One Sun Life Executive Park, Wellesley Hills, Massachusetts  02481
--------------------------------------------------------------------------------
(Address of principal executive office)                               (Zip Code)

      Registrant's Telephone Number, including Area Code:  (781) 237-6030
--------------------------------------------------------------------------------

                              James M.A. Anderson
                          Sun Capital Advisers Trust
                          One Sun Life Executive Park
                     Wellesley Hills, Massachusetts 02481
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

     Copies of communications to:
     Peter F. Demuth, Esq.                    Christopher P. Harvey, Esq.
     Sun Life Assurance Company of Canada     Hale and Dorr LLP
     One Sun Life Executive Park              60 State Street
     Wellesley Hills, MA  02481               Boston, MA  02109

Approximate Date of Proposed Public Offering: As soon as possible after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                          Sun Capital Advisers Trust



                         Sun Capital Money Market Fund

                    Sun Capital Investment Grade Bond Fund

                         Sun Capital Real Estate Fund


     Sun Capital Advisers, Inc., a member of the Sun Life Assurance Company of Canada group of companies, serves as investment adviser to the Sun Capital funds.



                                  Prospectus
                               December 1, 1998



The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of Contents
================================================================================

The Funds' Goals and Strategies................................................1
Money Market Fund..............................................................1
Investment Grade Bond Fund.....................................................2
Real Estate Fund...............................................................3

More About the Funds' Investments..............................................4
Investment Grade Bond Fund.....................................................4
Real Estate Fund...............................................................4

The Investment Adviser.........................................................6
About the Adviser..............................................................6
Portfolio Managers.............................................................6

Purchase and Redemption Information............................................8
Buying and Redeeming Shares....................................................8
Automatic Transactions.........................................................8
Valuation of Shares............................................................8
Dividends and Distributions....................................................9
Taxes..........................................................................9

Fund Details...................................................................9

Additional Information........................................................11


================================================================================

The Funds' Goals and Strategies
 .  Money Market Fund
================================================================================
Investment goals             Maximizing current income, consistent with
                             maintaining liquidity and preserving capital. The fund's board may change these goals without obtaining the approval of the fund's shareholders.

Key investments and          The fund invests exclusively in high quality U.S.
strategies                   dollar-denominated money market securities,
                             including those issued by:
                             .    U.S. and foreign banks
                             .    corporate issuers
                             .    the U.S. government and its agencies and
                                  instrumentalities
                             .    foreign governments
                             .    multinational organizations such as the World
                                  Bank
                             The fund may invest in all types of money market
                             securities, including commercial paper,
                             certificates of deposit, bankers' acceptances,
                             mortgage-backed and asset-backed securities,
                             repurchase agreements and other short-term debt
                             securities.

  Minimum credit             Ratings in a rating agency's two highest short
  quality                    term rating categories or equivalent quality for
                             unrated securities.

  Maximum                    Average dollar weighted portfolio maturity of 90
  maturity                   days or less.  Maturity of 397 days or less for
                             individual securities.

  How investments            The adviser selects for the fund's portfolio those
  are selected               securities that appear to offer the best relative
                             value based on an analysis of their credit quality, interest rate sensitivity, yields and prices. To take advantage of changing yield differentials, the fund may overweight securities in particular sectors of the short term debt market while maintaining overall issuer and sector diversification.

Principal risks of           The fund might not be able to maintain a $1 share
investing in the fund        price, investors could lose money and the fund
                             could underperform other money market funds if any of these events occurs:
                             .    The issuer or guarantor of a security owned by
                                  the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.
                             .    There is a sudden or sharp increase in
                                  interest rates.
                             .    The adviser's judgments about the relative
                                  values of securities selected for the fund's portfolio prove to be wrong.
                             .    The value of the fund's U.S. dollar-
                                  denominated foreign securities goes down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

Who may want                 The fund may be appropriate for investors who are
to invest                    looking for:
                             .    liquidity and stability of principal
                             .    a conservative temporary investment

                             The fund may not be appropriate for investors who:
                             .    need the added security of federal deposit
                                  insurance offered by bank deposits
                             .    are investing for long-term growth
                             .    are looking for a rate of return that
                                  consistently exceeds the rate of inflation
                             An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

================================================================================

The Funds' Goals and Strategies
 .  Investment Grade Bond Fund

Investment goals             High current income consistent with relative
                             stability of principal. The fund's board may change these goals without obtaining the approval of the fund's shareholders.

Key investments           The fund invests primarily in investment grade
and strategies            bonds, including those issued by:
                             .    U.S. and foreign companies, including
                                  companies in emerging market countries
                             . the U.S. government and its agencies and instrumentalities, including those that issue mortgage-backed securities
                             .    foreign governments, including those of
                                  emerging market countries
                             .    multinational organizations such as the World
                                  Bank

  Credit quality             At least 80% of its assets in investment grade
                             securities. Up to 20% of its assets in high yield or junk bonds rated at least B by one rating agency or unrated bonds of equivalent quality.

  Duration target            Portfolio duration range generally of 3 1/2 to 6
                             years. (Duration is a measure of interest rate sensitivity.) There is no limit on the maturity or duration of individual securities.

  How investments            The adviser selects investments for the fund's
  are selected               portfolio by:
                             .    Analyzing the credit quality, yield and
                                  investment risk of individual securities in
                                  order to estimate their relative value and
                                  attractiveness.
                             .    Identifying sectors and maturity ranges that
                                  appear to be temporarily underpriced and,
                                  therefore, offer favorable yields given their interest rate sensitivity and other risks.
                             .    Considering whether a particular investment is
                                  consistent with the fund's targets for
                                  portfolio
                                  duration, maturity distribution and issuer and sector diversification.

Principal risks of           Investors could lose money on their investments in
investing in the fund        the fund or the fund could perform less well than
                             other possible investments if any of the following occurs:
                             .    Interest rates go up, which will make bond
                                  prices go down and reduce the value of the fund's bond portfolio accordingly.
                             .    The issuer of a security owned by the fund
                                  defaults on its payment obligations or has its credit rating downgraded by a rating agency.
                                  This risk is higher for high yield bonds.
                             .    The issuer of a security exercises its right,
                                  when interest rates are falling, to prepay
                                  principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
                             .    The issuer of a security exercises its right
                                  when interest rates are rising to extend the time for paying principal, which will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
                             .    Prices of the fund's foreign securities go
                                  down because of foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. These risks are accentuated for issuers in emerging market countries.
                             .    The adviser's judgments about the relative
                                  values of securities selected for the fund's portfolio prove to be wrong.
                             .    The adviser's hedging strategies are not
                                  successful.

Who may want                 The fund may be appropriate for investors who:
to invest                    .    want higher potential returns than a money
                                  market fund and are willing to accept more risk of price volatility
                             .    are seeking to diversify their investment
                                  portfolios

                             The fund may not be appropriate for investors who:
                             .    are investing for maximum long-term growth or
                                  the highest possible income
                             .    want absolute stability of principal

                             An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

================================================================================

The Funds' Goals and Strategies
 .  Real Estate Fund
================================================================================

Investment goals             Primary Long term capital growth  Secondary
                             Current income and growth of income. The fund's board may change these goals without obtaining the approval of the fund's shareholders.

Key investments and          The fund invests at least 80% of its assets in
strategies                   securities of real estate investment trusts
                             (REITs) and other real estate companies. The fund generally focuses its investments in equity REITs, which invest most of their assets directly in U.S.
                             or foreign real property, receive most of their income from rents and may also realize gains by selling appreciated property.

Sun Capital Advisers, Inc.   The adviser allocates the fund's investments
selects the fund's           across various geographic areas, REIT managers and
investments                  property types, such as apartments, retail
                             properties, office buildings, hotels, industrial properties, health care facilities, correctional facilities, manufactured housing, golf courses and storage facilities. The adviser selects securities for the fund's portfolio by analyzing the fundamental and relative values of potential
                             REIT investments based on several factors, including:
                             .    The ability of a REIT to grow its funds from
                                  operations internally through increased
                                  occupancy and higher rents and externally through acquisitions and development.
                             .    The quality of a REIT's management, including
                                  its ability to buy properties at reasonable prices and to add value by creative and innovative property and business management.
                             .    A REIT's cash flows, price/funds from
                                  operations ratio, dividend yield and payment history, price/net asset value ratio and market price.
                             .    Current or anticipated economic and market
                                  conditions, interest rate changes and
                                  regulatory developments.

Principal risks of           Investors could lose money on their investments in
investing in the fund        the fund or the fund could perform less well than
                             other possible investments if any of the following occurs:
                             .    The U.S. or a local real estate market
                                  declines due to economic conditions,
                                  supply/demand imbalances (e.g., overbuilding and high vacancy rates) reduced or regulated rents or other causes.
                             .    Interest rates go up. This can affect the
                                  availability or cost of financing for property acquisitions and reduce the value of a REIT's fixed income investments.
                             .    The values of properties owned by a REIT are
                                  hurt by property tax increases, zoning
                                  changes, other governmental actions,
                                  environmental liabilities, natural disasters or increased operating expenses.
                             .    A REIT in the fund's portfolio is, or is
                                  perceived by the market to be, poorly managed
                             .    The market for REITs goes down or is less
                                  favored than other stock market sectors or types of investments.
                             .    The adviser's judgments about the relative
                                  values of REIT securities selected for the fund's portfolio prove to be wrong.
                             Many REITs are small capitalization companies that may experience more price volatility, be less liquid and have more limited financial resources than large capitalization companies.

  Diversification            The fund is not diversified, which means that it
  and industry               can invest a higher percentage of its assets in
  concentration              any one issuer than a diversified fund.  Also, the
                             fund concentrates (invests 25% or more of its assets) in the real estate group of industries.
                             Being non-diversified and concentrated may magnify the fund's losses from adverse events affecting a particular issuer or the real estate group of industries.

Who may want                 The fund may be appropriate for investors who:
to invest                    .    are pursuing a long term goal such as
                                  investing for retirement
                             .    want to allocate part of their investment
                                  portfolio to real estate investments
                             .    are seeking higher long term returns and can
                                  accept the risk of volatility in the stock and
                                  real estate markets
                             The fund may not be appropriate for investors who:
                             .    are pursuing a short term investment goal
                             .    want stability of principal
                             .    are uncomfortable with the risk of price
                                  volatility in the stock and real estate market

                             An investment in the fund is not insured or
                             guaranteed by the Federal Deposit Insurance
                             Corporation or any other government agency.
================================================================================

 More About the Funds' Investments
================================================================================
 . Investment Grade Bond Fund

Substantially all of the      Permitted investments The fund may invest in all
fund's investments will       types of fixed income securities of any maturity
be either U.S.                or duration, such as:
dollar-denominated or
hedged back into U.S.
dollars through
transactions in currency      .   bills, notes, bonds
swaps or other currency       .   residential and commercial
derivative contracts.             mortgage-backed securities
                              .   collateralized mortgage and
                                  bond obligations
                              .   asset-backed securities
                              .   structured notes and other
                                  derivative securities
                              .   convertible securities
                              .   preferred stock and trust
                                  certificates

                              These securities may have all types of interest rate payment and reset terms, including fixed rate , adjustable rate, zero cupon, payment in kind and auction rate features.

                              Credit quality Securities are investment grade if they are rated in one of the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating or are unrated securities that the adviser believes are of comparable quality. Lower credit quality securities are known as high yield bonds or junk bonds. If a security receives different ratings from multiple rating organizations, the fund may treat the security as being rated in the highest rating category received. The fund may choose not to sell securities that are downgraded, after their purchase, below the fund's minimum acceptable credit rating. The fund's credit standards also apply to counterparties on "over-the-counter" derivative contracts.
 . Real Estate Fund

Equity securities             Permissible investments and additional risks
include common                Although the fund typically focuses on equity
stock, trust shares,          REITs, it may invest without restriction in
preferred stock and           mortgage REITs and in equity securities of other
debt securities               U.S. and foreign real estate companies. A mortgage
convertible into stock and    REIT invests most of its assets in real estate
warrants.                     mortgages and earns most of its income from
                              interest payments. A real estate company is a company that earns at least 50% of its gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing or acting as a broker for real estate. Examples of related products and services include building supplies and mortgage servicing.

                              In selecting investments for the fund, the adviser identifies securities with significant potential for appreciation relative to risk and other securities while also analyzing the level of dividend payments. The adviser uses the same strategy to select other real estate companies for the fund as it uses to select REITs. Many of the risks of REIT investing described in "The Funds' Goals and Strategies" also apply to other real estate companies.

                              REITs are subject to the following additional risks:
                              . A REIT may be unable to obtain financing to fund income and gain distributions required by federal tax law.
                              . A REIT may fail to qualify for the federal tax exemption for distributed income.

                              . Changes in federal tax law may adversely affect REITs, for example, by limiting their permissible businesses or investments.
                              .   Fund shareholders indirectly bear a
                                  proportionate share of the advisory fees and other operating expenses of REITs in the fund's portfolio in addition to the advisory fees and other expenses of the fund.

                              The fund may invest up to 20% of its assets in any of the fixed income securities in which Investment Grade Bond Fund is permitted to invest.
================================================================================

 .  Investment Grade Bond Fund
 .  Real Estate Fund
================================================================================

Derivative contracts Investing in the individual bonds and sectors considered most attractive by the adviser may not necessarily enable Investment Grade Bond Fund to achieve its target duration or interest rate sensitivity. This fund may use derivative contracts to increase or decrease the fund's duration. In addition, Real Estate Fund may use derivative contracts to manage the interest rate risk associated with both its real estate and fixed income investments and to stay fully invested in stocks when it has a significant cash position.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index.

Even a small investment in derivative contracts can have a large impact on a portfolio's interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or securities prices are changing. A fund may not fully benefit from or may lose money on derivatives if the adviser's expectations in using them prove incorrect or if changes in their value do not correspond accurately to changes in the value of the fund's other portfolio holdings.

Some of the foreign securities purchased by Investment Grade Bond Fund and Real Estate Fund may be denominated in a foreign currency, which could decline in value against the U.S. dollar. Investment Grade Bond Fund generally will, and Real Estate Fund may, use currency swaps and other currency derivatives to try to hedge against this risk. However, a fund will probably not be able to achieve a perfect hedge because of unavoidable discrepancies between the fund's foreign currency investments and its currency derivatives. Either fund might perform less well than a fund that does not hedge against foreign currency risk.

Counterparties to "over-the-counter" derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund's portfolio less liquid and harder to value, especially in declining markets.

Borrowing Both Investment Grade Bond Fund and Real Estate Fund may borrow up to one-third of total assets from banks or through reverse repurchase agreements. Borrowing could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

Impact of high portfolio turnover Investment Grade Bond Fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from a fund's performance.

Defensive investing Each fund may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions.

================================================================================

The Investment Adviser
================================================================================

    About the Adviser. Sun Capital Advisers, Inc., One Sun Life Executive Park, Wellesley, Massachusetts 02481, is the funds' investment adviser. The funds are the only mutual funds managed by the adviser. The adviser is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada (Sun Life of Canada). The adviser has been providing investment advice and supervisory services to pension, qualified retirement and profit-sharing plans of Sun Life of Canada and its affiliates since 1997. Sun Life of Canada is a diversified financial services organization with total assets under management at June 30, 1998 of $150 billion. Sun Life of Canada provides a broad range of financial products and services to individuals and groups located in Canada, the United States, the United Kingdom and the Asia Pacific Region.

Sun Capital Advisers, Inc. is the funds' investment adviser.


    The adviser provides the funds with investment research and portfolio management services and manages certain aspects of the funds' business affairs. For its services, the adviser receives a fee from each fund equal on an annual basis to a percentage of the fund's average daily net assets. This table describes the advisory fee paid by each fund.


 Money Market   Investment Grade   Real Estate Fund
     Fund           Bond Fund

     0.50%            0.60%              0.95%

   The adviser has voluntarily agreed to limit its management fee and to reimburse each fund's nonmanagement expenses for an indefinite period. Each fund's expenses will be capped on an annual basis to the following percentages of the fund's average daily net assets:

Fund                             Total Operating Expenses
----                             ------------------------

Money Market Fund                          0.65%
Investment Grade Bond Fund                 0.75%
Real Estate Fund                           1.25%

   The adviser may modify or eliminate this voluntary expense limit at any time.

Portfolio Managers. The adviser has selected the following persons to manage the investments for the funds.

--------------------------------------------------------------------------------

Fund                         Fund manager(s)  Positions during past five years

Investment Grade Bond Fund   Richard          Vice president, Sun Capital
 and Money Market Fund       Gordon, CFA      Advisers Trust, since 1998.  Vice
                                              president, Sun Capital Advisers,
                                              Inc., since 1992.  Vice
                                              president, U.S. Public Bonds, Sun
                                              Life Assurance Company of Canada,
                                              since 1994.  Prior to that,
                                              assistant vice president.

                             Howard C.        Vice president, Sun Capital
                             Greene, CFA      Advisers Trust, since 1998. Vice
                                              president, Sun Capital Advisers,
                                              Inc., since 1998.  Assistant vice
                                              president, U.S. Public Bonds, Sun
                                              Life Assurance Company of Canada,
                                              since 1996.  Prior to that,
                                              senior investment officer.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund                         Fund             Positions during past five years
                             manager(s)

Real Estate Fund             John T.          Vice president, Sun Capital
                             Donnelly,        Advisers Trust, since 1998. Vice
                             CFA              president, Sun Capital Advisers,
                                              Inc., since 1998.  Assistant vice
                                              president, U.S. equities, Sun
                                              Life Assurance Company of Canada,
                                              since 1997.  Prior to that,
                                              senior investment officer, U.S.
                                              Public Bonds (1994-1997), and
                                              investment officer, Portfolio
                                              Management (1991-1994).

                             Joseph H.        Senior investment analyst, U.S.
                             Bozoyan          equities, Sun Life Assurance
                                              Company of Canada, since 1997.
                                              Prior to that, senior investment
                                              analyst and investment analyst,
                                              U.S. Public Bonds.

                             Thomas V.        Vice president, Sun Capital
                             Pedulla          Advisers, Inc., since 1995.
                                              Property investments officer,
                                              U.S. Real Estate, Sun Life
                                              Assurance Company of Canada since
                                              1995.  Prior to that, senior
                                              property investments analyst
                                              (1993-1995) and mortgage loan
                                              analyst (1991-1993).

===============================================================================

Purchase and Redemption Information
================================================================================

    Buying and Redeeming Shares. Each fund sells its shares at net asset value
(NAV) directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts. Each fund may suspend the offer of its shares and reserves the right to reject any specific purchase order. A fund may refuse a purchase order if, in the adviser's opinion, the order is of a size that would disrupt the management of a fund.

Fund shares are offered exclusively to insurance company separate accounts.

    Each participating insurance company receives orders from its variable annuity contract and variable life insurance policy owners to purchase or redeem shares of the funds each business day. That night, all orders received by that insurance company on that business day are aggregated, and the insurance company places a net purchase or redemption order for shares of one or more funds the morning of the next business day. These orders are normally executed at the NAV that was computed at the close of the previous business day in order to provide a match between the variable contract and policy owners' orders to the insurance companies and the insurance companies' orders to a fund. In some cases, an insurance company's orders for fund shares may be executed at the NAV next computed after the order is actually transmitted to a fund.

    Each fund redeems its shares on any business day. Normally, a fund forwards redemption proceeds by bank wire to the redeeming insurance company on the next business day after the fund receives the redemption instructions. Under unusual circumstances, a fund may suspend redemptions or postpone payment for up to seven (7) days or longer, as permitted by Federal securities laws.

     Automatic Transactions. Purchases and redemptions arising out of an automatic transaction under an insurance contract are effected when received by the insurance company in the manner described above. Automatic transactions include investment of net premiums, death of insureds, deduction of fees and charges, transfers, surrenders, loans, loan repayments, deductions of interest on loans, lapses, reinstatements and similar automatic transactions.

     Valuation of Shares. Each fund offers its shares at the NAV per share of the fund. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (Exchange) (generally at 4:00 p.m., New York time) on each day the Exchange is open. If the Exchange closes early, the funds will accelerate the determination of NAV to the closing time. On any day an international market is closed and the Exchange is open, a fund will value its foreign securities, if any, at the prior day's close with the current day's exchange rate.

Fund shares are offered at net asset value. The separate account does not pay a sales charge to buy fund shares.

================================================================================

================================================================================

     Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services, or at fair value as determined in good faith according to procedures approved by the trustees. Because international markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you cannot buy or sell shares. A fund may value securities at fair value when market quotations are not available or the adviser believes that available market quotations do not accurately represent the securities' actual value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.


     Dividends and Distributions. Each fund intends to distribute all or substantially all of its net capital gain, if any, and net investment income for each taxable year. Investment Grade Bond Fund and Money Market Fund declare dividends from net investment income daily and pay dividends monthly. Real Estate Fund declares and pay dividends from net investment income at least annually. Each fund distributes its net realized capital gains, if any, at least annually. It is expected that an insurance company holding shares on behalf of a contract holder will elect to reinvest dividends and capital gains in additional shares of the fund that paid them. Shares purchased become entitled to dividends as of the first business day following the date of investment.

The funds distribute capital gain and income.


     Taxes. Shares of the funds are held and owned for federal tax purposes by life insurance company separate accounts established in connection with variable contracts, not by the owners of these variable contracts. Owners of variable contracts should refer to the prospectuses for these contracts for a description of the tax consequences of owning and receiving distributions or other payments relating to these contracts. Each fund intends to comply with the federal tax diversification and other federal tax requirements with which it must comply in order for variable contracts to qualify for the tax treatment described in the applicable variable contract prospectus. A fund's failure to comply with these requirements could cause the holder of a variable contract based on a separate account that invested in whole or in part in that fund to be subject to current taxation of all income on the contract unless the Internal Revenue Service permits correction of the failure, which cannot be assured.

Fund Details

Year 2000 issue. Some computer systems in the financial services industry will be unable to recognize dates after December 31, 1999. The funds' securities trades, pricing and accounting services and other operations could be adversely affected by the defects in computer systems utilized by the adviser, custodian and transfer agent. The adviser is taking steps it believes are reasonably designed to identify any potential problems with the computer systems it uses. The funds' other service providers have told the adviser they are taking comparable steps. The adviser does not believe that the Year 2000 issue will have a material adverse effect on its business operations or results of operations.

================================================================================

================================================================================

Investments by Variable Product Separate Accounts in Shares of the Portfolios

Each fund will sell its shares to separate accounts established and maintained by insurance companies for the purpose of funding variable insurance products including variable contracts and variable life insurance. The variable insurance products may or may not make investments in all the funds described in this Prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Trustees intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the fund's shareholders.


================================================================================

Additional Information
================================================================================

     The statement of additional information (SAI) provides more detailed information about the funds and is incorporated into this prospectus by reference. You may obtain free copies of the SAI, request other information and discuss questions about the funds by contacting your agent, or the funds at:

                          Sun Capital Advisers Trust
                          One Sun Life Executive Park
                          Wellesley Hills, MA  02481

                          Telephone:  1-800-432-1102 x1780

   --------------------------------        -----------------------------------
    Investment Adviser                      Administrator, Custodian

    Sun Capital Advisers, Inc.              State Street Bank & Trust Company
   --------------------------------        -----------------------------------
    Independent Public Accountants          Legal Counsel

    Deloitte & Touche LLP                   Hale and Dorr LLP
   --------------------------------        -----------------------------------

     You can review the funds' SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies for a fee by writing or calling:

           Securities and Exchange Commission
           Public Reference Room
           Washington, D.C.  20549-6009.

           Telephone:  1-800-SEC-0330
           Free from the SEC's Internet website:  http://www.sec.gov


                         Sun Capital Money Market Fund

                     Sun Capital Investment Grade Bond Fund

                          Sun Capital Real Estate Fund

                           Sun Capital Advisers Trust


Investment Company Act file no. 811-08879

================================================================================

                           Sun Capital Advisers Trust

                         Sun Capital Money Market Fund

                     Sun Capital Investment Grade Bond Fund

                          Sun Capital Real Estate Fund


                      Statement of Additional Information
                                December 1, 1998



    The statement of additional information is not a prospectus. The funds' prospectus, dated December 1, 1998, may be obtained by contacting your agent or the funds at:


                          Sun Capital Advisers Trust
                          One Sun Life Executive Park
                          Wellesley Hills, MA  02481

                          Telephone:  1-800-432-1102 x1780

Table of Contents

================================================================================

More Information about the Funds' Investments ................................ 1

   Investment Strategy and Risks ............................................. 1

Investment Restrictions ..................................................... 21

The Funds' Management ....................................................... 23

   Trustees and Officers .................................................... 23

   Trustee Compensation ..................................................... 25

   The Investment Adviser ................................................... 26

   Administrator ............................................................ 28

   Transfer Agent ........................................................... 28

   Custodian ................................................................ 28

   Independent Auditors ..................................................... 28

Information About The Trust's History And Organization ...................... 29

More Information About How The Funds Value Their Shares ..................... 31

Taxes ....................................................................... 33

Brokerage Allocation ........................................................ 37

Calculation of Performance Information ...................................... 39

Appendix A ................................................................. A-1

================================================================================

================================================================================

More Information about the Funds' Investments

================================================================================

Investment Strategy and Risks. Each fund's principal investment strategies and risks, as well as the securities in which each fund typically invests, are described in the prospectus. Money Market Fund invests exclusively in high quality U.S. dollar-denominated money market securities. Investment Grade Bond Fund intends to invest at least 80% of its total assets in investment grade bonds issued by U.S. and foreign companies, the U.S. Government and its agencies and instrumentalities, including those that issue mortgage-backed securities, foreign governments, including those in emerging market countries and multinational organizations such as the World Bank. Real Estate Fund intends to invest at least 80% of its total assets in REITs and other real estate companies. More information about those securities is provided below.

Investment Grade Bond Fund and Money Market Fund are diversified mutual funds. This means that with respect to 75% of Investment Grade Bond Fund's total assets, the fund may not invest more than 5% of its assets in the outstanding securities of any one issuer, or own more than 10% of the voting securities of any one issuer, except U.S. government securities or securities of other investment companies. With respect to Money Market Fund, this means that the fund may not invest more than 5% of its assets in any one issuer except U.S. government securities and obligations of domestic banks. Real Estate Fund is not diversified and may invest without regard to such limits. This means that Real Estate Fund's net asset value may be more volatile because its portfolio may be invested in fewer securities and it may be more sensitive to events affecting the value of these securities. However, Real Estate Fund must satisfy the diversification tests under Sections 851(b)(3) and 817(h) of the Internal Revenue Code of 1986, as amended (Code), (see discussion under the caption, Taxes). Meeting these diversification tests may limit the Real Estate Fund's volatility risk.

Securities in which the funds may invest.

Common Shares.  (Real Estate Fund)  Common shares represent an equity
-------------
(ownership) interest in a company or other entity. This ownership interest often gives a fund the right to vote on measures affecting the company's organization and operations. Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred Shares.  (All funds)  Preferred shares represent a limited equity
----------------
interest in a company or other entity and frequently have debt-like features. Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets. Preferred shares generally have lesser voting rights than common shares. Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates. Money Market Fund may invest in certain types of preferred shares having debt-like features to the extent that the preferred shares meet the maturity, quality and diversification requirements applicable to the fund.

Convertible Securities.  (Real Estate Fund; Investment Grade Bond Fund)
----------------------
Convertible securities are bonds, preferred shares and other securities that pay a fixed rate of interest or dividends. However, they offer the buyer the additional option of converting the security into common stock. The value of

================================================================================

================================================================================

convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock's price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and Rights.  (Real Estate Fund; Investment Grade Bond Fund)  Warrants
-------------------
and rights are securities permitting, but not obligating, their holder to purchase the underlying equity or fixed income securities at a predetermined price. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities. Further, they do not represent any rights in the assets of the issuer. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or prior to their expiration date. As a result, an investment in warrants and rights may entail greater investment risk than certain other types of investments.

Real Estate Investment Trusts.  (Real Estate Fund)  REITs are pooled investment
-----------------------------
vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, such as Real Estate Fund, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. Real Estate Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Fund.

Risk Factors Associated with the Real Estate Industry. Although Real Estate Fund does not invest directly in real estate, it does invest primarily in real estate equity securities and does concentrate its investments in the real estate industry, and, therefore, an investment in the fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning or applicable tax law; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

In addition, if the fund has rental income or income from the disposition of real property acquired as a result of a default on securities the fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Investments by the fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

================================================================================

================================================================================

Risk Factors Associated with Equity and Mortgage REITs. In addition to these risks, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Fixed Income Securities.  (All funds)  Bonds and other fixed-income instruments
-----------------------
are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a fund's fixed-income securities, and, conversely, during periods of rising interest rates, the value of a fund's fixed-income securities will generally decline. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments.

Maturity and Duration. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled prepayments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on the original prepaid security thus affecting positively or negatively the return realized by the fund.

Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

================================================================================

================================================================================

Ratings Criteria. In general, the ratings of Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), FitchIBCA and Duff & Phelps Credit Rating Co. (Duff) represent the opinions of these agencies as to the credit quality of the securities which they rate. However, these ratings are relative and subjective and are not absolute standards of quality.

After its purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither of these events will necessarily require the adviser, on behalf of a fund, to sell the securities.

Lower Rated High Yield Fixed Income Securities. (Real Estate Fund; Investment Grade Bond Fund) Lower rated high yield fixed income securities are those rated below Baa3 by Moody's, or below BBB-by S&P, FitchIBCA or Duff, or securities which are unrated and determined by the adviser to be of comparable quality. Investment Grade Bond Fund may invest in securities rated as low as B- by a rating agency, which may indicate that the obligations are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Lower rated securities are generally referred to as high yield bonds or junk bonds. See the Appendix attached to this Statement of Additional Information for a description of the characteristics of the categories. A fund may invest in eligible unrated securities which, in the opinion of the adviser, offer comparable risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income.
In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term economic, corporate and market developments to a greater extent than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and accurately value a fund's assets. The reduced availability of reliable, objective data may increase a fund's reliance on management's judgment in valuing the high yield bonds. To the extent that a fund invests in these securities, the achievement of the fund's objective will depend more on the adviser's judgment and analysis than it would otherwise be. In addition, high yield securities in a fund's portfolio may be susceptible to adverse publicity and investor perceptions, whether or not the perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower-rated securities and may do so in the future, particularly with respect to highly leveraged issuers.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, lower quality, higher yielding bonds are subject to credit risk to a greater extent than higher quality, lower yielding bonds.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities.

================================================================================

================================================================================

Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a fund's net asset value.

Call Risk and Extension Risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined, and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a fund will suffer from the inability to invest in higher yield securities.

U.S. Government Securities.  (All funds)  U.S. government securities include:
--------------------------
U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (Government National Mortgage Association (GNMA)), (b) the right of the issuer to borrow from the U.S. Treasury (Federal Home Loan Banks), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC)), or (d) only the credit of the agency and a perceived "moral obligation" of the U.S. government. No assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises in the future.

U.S. government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. government securities. The interest and principal components of stripped U.S. Government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. U.S. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount.

Mortgage-Backed Securities.  (All funds)  Mortgage-backed securities represent
--------------------------
participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest and prepayment scenarios, the fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

================================================================================

================================================================================

The fund's investments in mortgage-backed securities may include conventional mortgage pass through securities and certain classes of multiple class collateralized mortgage obligations ("CMOs"). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class ("PAC") and target amortization class ("TAC") securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis. The simultaneous payments are taken into account in calculating the final distribution date of each class. Real Estate Fund and Investment Grade Bond Fund may invest in the most junior class of CMO's (z-tranche) which involves risks similar to those associated with investing in equity securities.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency Mortgage Securities. (All funds) The funds may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. Government include but are not limited to the Government National Mortgage Association, ("Ginnie Mae"), Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae securities and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-Issued Mortgage-Backed Securities. (All funds) Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued

================================================================================

================================================================================

mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Asset-Backed Securities.  (All funds)  Asset-backed securities represent
-----------------------
individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the fund must reinvest the returned principal at prevailing interest rates, which may be lower.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may entail features that make them less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws granting protection to the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not support payments on these securities. A fund may invest in any type of asset-backed security if the adviser determines that the security is consistent with the fund's investment objective and policies.

Structured Securities.  (Real Estate Fund; Investment Grade Bond Fund)
---------------------
Structured securities include notes, bonds or debentures, the value of the principal of and/or interest on which is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the Reference) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured


================================================================================

================================================================================

securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.

Pay-In-Kind, Delayed Payment and Zero Coupon Bonds.  (Real Estate Fund;
--------------------------------------------------
Investment Grade Bond Fund) These securities are generally issued at a discount from their face value because actual interest payments are typically postponed until maturity or after a stated period. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes, which is required to be distributed to shareholders. The fund's investments in pay-in-kind, delayed payment and zero coupon bonds may require the fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Floating Rate/Variable Rate Notes.  (All funds)  Some notes a fund may purchase
---------------------------------
may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other support arrangements. If a security would not satisfy a fund's credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a fund's credit quality standards.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a fund to dispose of the instruments, and a fund could suffer a loss if the issuer defaults or there are periods during which the fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a fund will be subject to the fund's limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist and the fund cannot demand payment of the principal amount of such instruments within seven days.

Foreign Securities.  (All funds)  Each fund may invest in the securities of
------------------
corporate and governmental issuers located in or doing business in a foreign country (foreign issuers). A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

ADRs, EDRs, IDRs and GDRs. American Depository Receipts (ADRs) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between this information and the market value of the unsponsored ADR. European Depository Receipts (EDRs) and International Depository Receipts (IDRs) are receipts

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                                      -8-
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typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depository Receipts (GDRs) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Brady Bonds. (Investment Grade Bond Fund) Brady bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
P. Brady. Brady bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market. Certain Brady bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves. Although Brady bonds may be collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government. In light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady bonds, investments in Brady bonds may be viewed as speculative. Brady bonds acquired by a fund might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady bonds held by the fund.

Sovereign Debt Obligations. (All funds) Investment in sovereign debt obligations involves special risks not present in domestic corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic policies or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Obligations of Supranational Entities. (All funds) Each fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. Participating governments may not be able or willing to honor their commitments to make capital contributions to a supranational entity.

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                                      -9-
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Risks of Foreign Securities.  Investments in foreign securities may involve a greater degree of risk than the risks of domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

To the extent that a fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a fund's foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer's securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although a fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of assets of a fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Dividends, interest, and, in some cases, capital gains earned by a fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the fund's shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain

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                                     -10-

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investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Bank and Corporate Obligations.  (All funds)  Commercial paper represents short-
------------------------------
term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the funds consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the funds may invest include certificates of deposit, bankers' acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Repurchase Agreements.  (All funds)  In a repurchase agreement, a fund would buy
---------------------
a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. A fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. government securities. Repurchase agreements that mature in more than seven days will be treated as illiquid for purposes of each fund's 15% limit (10% for Money Market Fund) in illiquid investments.

Securities serving as collateral for each repurchase agreement must be delivered to the fund's custodian either physically or in book-entry form. The collateral must be marked to market daily so that each repurchase agreement will be fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities while the fund is trying to enforce its rights to the collateral, possible below normal levels of income, decline in value of the underlying securities or lack of access to income during this period, as well as the expense of enforcing its rights.

Reverse Repurchase Agreements.  (Real Estate Fund; Investment Grade Bond Fund)
-----------------------------
A fund may also enter into reverse purchase agreements, which involve the sale of U.S. government securities held in its portfolio to a counterparty with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest," which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the initial sale transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund will also continue to be subject to the risk of a

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                                     -11-
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decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase at a fixed price agreed in advance. A fund will not enter into reverse repurchase agreements or borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed one-third of the fund's total assets (including the amount borrowed) taken at market value. A fund will not use leverage to attempt to enhance its return. A fund will not purchase securities while outstanding borrowings exceed 5% of the fund's total assets.

Mortgage "Dollar Roll" Transactions.  (Investment Grade Bond Fund)  The fund may
-----------------------------------
enter into mortgage "dollar roll" transactions with selected banks and broker-dealers. Under a dollar roll, the fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or liquid security position. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of a fund's borrowings and other senior securities. For financial reporting purposes, a fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

Restricted Securities.  (All funds)  A fund may purchase securities that are not
---------------------
registered (restricted securities) under the Securities Act of 1933 (1933 Act), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and which are, therefore, restricted as to their resale. However, a fund will not invest more than 15% of its net assets (10% for Money Market Fund) in illiquid investments. The trustees may adopt guidelines and delegate to the adviser the daily function of determining the monitoring and liquidity of restricted securities. The trustees, however, will retain oversight as to, and be ultimately responsible for, the determinations. If the adviser determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit (10% for Money Market Fund) in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in the fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

Other investment companies.  (All funds)  Each fund, together with any companies
---------------------------
controlled by the fund, may not acquire more than 3% of the total outstanding securities of any other investment company. A fund may also not invest more than 5% of its total assets in any one investment company and may not invest more than 10% of its total assets in the securities of other investment companies.

Forward Commitment and When-Issued Securities.  (All funds)  "When-issued"
---------------------------------------------
refers to securities whose terms are available and for which a market exists, but which have not been issued. A fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. In when-issued transactions, frequently no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the fund contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the other party to consummate the transaction. The failure of the issuer or other party to consummate the transaction may result in the fund's losing the opportunity to obtain an advantageous price. The

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                                     -12-
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purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Options on Securities and Securities Indices.  (Real Estate Fund; Investment
--------------------------------------------
Grade Bond Fund) A fund may purchase and write (sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by a fund obligates the fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a fund obligates the fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by a fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to a fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as "closing purchase transactions."

Purchasing Options. A fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. A fund may also sell call and put options to close out its purchased options.

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                                      -13-
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The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund's portfolio securities. Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the fund's portfolio securities.

A fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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                                      -14-

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A fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts.  (Real Estate Fund;
--------------------------------------------------
Investment Grade Bond Fund) To seek to increase total return or hedge against changes in interest rates or securities prices, a fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. A fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a fund proposes to acquire. When interest rates are rising or securities prices are falling, a fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the fund's portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the fund or securities with characteristics similar to those of the fund's portfolio securities.

If, in the opinion of the adviser, there is a sufficient degree of correlation between price trends for a fund's portfolio securities and futures contracts based on other financial instruments, securities indices

================================================================================

================================================================================

or other indices, the fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a fund's portfolio may be more or less volatile than prices of these futures contracts, the adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. A fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund's assets. By writing a call option, a fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a fund intends to purchase. However, the fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.


Other Considerations. A fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the fund owns or futures contracts will be purchased to protect the fund against an increase in the price of securities it intends to purchase. The adviser will determine that the price fluctuations in the futures contracts and options on futures used

================================================================================

================================================================================

for hedging purposes are substantially related to price fluctuations in securities held by the fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, a fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that a fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities, require the fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the fund from closing out positions and limiting its losses.

Foreign Currency Transactions.  (Real Estate Fund; Investment Grade Bond Fund)
-----------------------------
A fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio

================================================================================

================================================================================

hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A fund may elect to hedge less than all of its foreign portfolio positions if deemed appropriate by the adviser.

If a fund purchases a forward contract or sells a forward contract for non-hedging purposes, it will segregate cash or liquid securities, of any type or maturity, in a separate account in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the fund to hedge against a devaluation that is so generally anticipated that the fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration.

A call option on a foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the fund against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the fund would not have to exercise its put option. Likewise, if a fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the fund would not have to exercise its call. Instead, the fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a fund will not purchase or write such options

================================================================================

================================================================================

unless and until, in the opinion of the adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions. By using foreign currency futures contracts and options on such contracts, the fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The fund may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

A foreign currency futures contract sale creates an obligation by the fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of currency futures contracts is effected by entering into an offsetting purchase or sale transaction. An offsetting transaction for a currency futures contract sale is effected by the fund entering into a currency futures contract purchase for the same aggregate amount of currency and same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the fund is immediately paid the difference and realizes a gain, and if the price of the sale is less than the price of the offsetting purchase, the fund pays the difference and realizes a loss. Similarly, the closing out of a currency futures contract purchase is effected by the fund entering into a currency futures contract sale. If the offsetting sale price exceeds the purchase price, the fund realizes a gain, and if the offsetting sale price is less than the purchase price, the fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and

================================================================================

================================================================================

options on futures are similar to those associated with options on foreign currencies, as described above.

Swaps, Caps, Floors and Collars.  (Real Estate Fund; Investment Grade Bond Fund)
-------------------------------
As one way of managing its exposure to different types of investments, a fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A fund will maintain in a segregated account, cash or liquid securities equal to the net amount, if any, of the excess of the fund's obligations over its entitlements with respect to swap, cap, collar or floor transactions.

Temporary Investments.  (Real Estate Fund; Investment Grade Bond Fund)  For
---------------------
temporary and defensive purposes, each fund may invest up to 100% of its total assets in investment grade short-term fixed income securities, including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper, floating rate notes, and repurchase agreements. A fund may also hold significant amounts of its assets in cash.

Lending of Securities.  (All funds)  A fund may lend portfolio securities to
---------------------
brokers, dealers, and financial institutions if the loan is secured by cash, U.S. government securities or other collateral according to applicable regulatory requirements. A fund may reinvest any cash collateral in short-term securities and money market funds. When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, a fund may incur a loss or, in the

================================================================================

================================================================================

event of the borrower's bankruptcy, may be delayed in or prevented from liquidating the collateral. A fund may not lend portfolio securities having a total value exceeding one-third of its total assets.

Short-Term Trading and Portfolio Turnover.  (All funds)  Short-term trading
-----------------------------------------
means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or more) involves correspondingly higher brokerage costs that must be borne directly by the fund and thus indirectly by the shareholders, reducing the shareholder's return.

Investment Restrictions. Each fund has adopted fundamental investment restrictions. These restrictions cannot be changed unless the change is approved by the lesser of (1) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the affected fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the affected fund.

These fundamental restrictions provide that a fund may not:

1. Invest 25% or more of its total assets in securities of issuers in any one industry, except that Real Estate Fund invests 25% or more of its total assets in the real estate group of industries. The United States government, its agencies or instrumentalities are not considered industries for this purpose.

2. Borrow money or issue senior securities except to the extent permitted by the 1940 Act.

3. Make loans of securities to other persons, except loans of securities not exceeding one-third of the fund's total assets, investments in debt obligations and transactions in repurchase agreements.

4. Underwrite securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling portfolio securities.

5. Purchase, sell or invest in real estate, but each fund subject to its other investment policies and restrictions may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the fund's ownership of such securities.

6. Invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors, collars and swaptions, as permitted by the fund's prospectus and this statement of additional information.

7. Make investments that are inconsistent with the status of Investment Grade Bond Fund and Money Market Fund as diversified funds.

The 1940 Act currently prohibits the funds from issuing senior securities or borrowing money, except that Real Estate Fund and Investment Grade Bond Fund may borrow from banks or pursuant to

================================================================================

================================================================================

reverse repurchase agreements in an amount not exceeding one-third of total assets (including the amount borrowed). Each fund is required to reduce the amount of its borrowings to not more than one-third of total assets within three days after such borrowings first exceed this one-third limitation.

Additional investment restrictions adopted by the funds, which may be changed by the trustees, provide that a fund may not:

1. a.  Investment Grade Bond Fund Only.  With respect to 75% of the fund's
       -------------------------------
assets, invest more than 5% of the fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (2) securities of other investment companies.

   b.  Money Market Fund Only.  Except with respect to investments in
       ----------------------
obligations of (a) the U.S. Government, its agencies, authorities or instrumentalities and (b) domestic banks, purchase any security if, as a result
(i) more than 5% of its assets would be invested in the securities of any one issuer, or (ii) more than 25% of its assets would be invested in a particular industry.

2. Invest more than 15% (10% for Money Market Fund) of its net assets (taken at market value at the time of purchase) in illiquid securities.

3. Make investments for the purpose of exercising control or management.

4. Invest in other investment companies except as permitted under the 1940 Act.



================================================================================

The Funds' Management

================================================================================

Trustees and Officers. Each fund's business is managed by the trustees. The trustees elect each fund's officers who are responsible for the day-to-day operations of the fund and who execute the investment policies approved by the trustees. Several of the funds' trustees and officers are also directors and officers of Sun Life or the adviser. The table below provides more information about the funds' trustees and officers.

--------------------------------------------------------------------------------
                                                        Principal occupation
   Name, address and age     Position with the trust         past 5 years
--------------------------------------------------------------------------------
C. James Prieur*             Chairman, Executive       Senior vice president
One Sun Life Executive Park  Vice President and        and general manager,
Wellesley Hills, MA 02481    Trustee                   U.S. operations, Sun
Date of birth: April 21,                               Life Assurance Company
 1951                                                  of Canada, since 1997.
                                                       Prior to that, vice
                                                       president, Investments,
                                                       U.S. operations, Sun
                                                       Life Assurance Company
                                                       of Canada.  Chairman,
                                                       since 1998 and director,
                                                       Sun Capital Advisers,
                                                       Inc. since 1992.
--------------------------------------------------------------------------------
Graham E. Jones              Trustee                   Senior vice president,
330 Garfield Street                                    BGK Properties, Inc.,
Santa Fe, NM 87501                                     since 1994.  Chief
Date of birth: January                                 Financial Officer and
 21, 1933                                              Principal, Practice
                                                       Management Systems, Inc.
                                                       from 1988-95.
--------------------------------------------------------------------------------
Anthony C. Paddock           Trustee                   Managing Director,
350 Fifth Street, Suite 5713                           Empire Valuation
New York, NY 10118                                     Consultants, Inc., since
Date of birth: July 9,                                 1996.  President, AC
 1935                                                  Paddock & Associates,
                                                       since 1996.  Prior to
                                                       that, principal, KPMG
                                                       Peat Marwick from
                                                       1987-96.
--------------------------------------------------------------------------------
William N. Searcy            Trustee                   Pension and savings
2330 Shawnee Mission                                   trust officer, Sprint
 Parkway                                               Corp., since 1989.
Westwood, KS 66205
Date of birth: September
 3, 1946
--------------------------------------------------------------------------------

================================================================================

================================================================================

--------------------------------------------------------------------------------

                                                         Principal occupation
   Name, address and age     Position with the trust         past 5 years
--------------------------------------------------------------------------------
James M.A. Anderson*         President, Chief          Vice president,
One Sun Life Executive Park  Executive Officer and     Investments, U.S.
Wellesley Hills, MA 02481    Trustee                   operations, Sun Life
Date of birth: September                               Assurance Company of
 14, 1949                                              Canada, since 1998.
                                                       Prior to that, vice
                                                       president, Securities
                                                       Investments, Canada
                                                       operations, Sun Life
                                                       Assurance Company of
                                                       Canada, 1995-98. Prior
                                                       to that, vice president,
                                                       Mortgage Investments,
                                                       Canada operations, Sun
                                                       Life Assurance Company
                                                       of Canada, 1993-95.
                                                       President and director,
                                                       Sun Capital Advisers,
                                                       Inc. since 1998.
--------------------------------------------------------------------------------
Robert P. Vrolyk*            Chief Financial Officer   Vice president, Finance,
One Sun Life Executive Park  and Treasurer             U.S. operations, Sun
Wellesley Hills, MA 02481                              Life Assurance Company
Date of birth: April 15,                               of Canada, since 1993.
 1953                                                  Vice president,
                                                       treasurer and director,
                                                       Sun Capital Advisers,
                                                       Inc. since 1998.
--------------------------------------------------------------------------------
Richard Gordon, CFA*         Vice President            Vice president, Sun
One Sun Life Executive Park                            Capital Advisers, Inc.,
Wellesley Hills, MA 02481                              since 1992.  Vice
Date of birth: July 10,                                president, U.S. Public
 1945                                                  Bonds, Sun Life
                                                       Assurance Company of
                                                       Canada, since 1994.
                                                       Prior to that, assistant
                                                       vice president.
--------------------------------------------------------------------------------
Howard C. Greene, CFA*       Vice President            Vice president, Sun
One Sun Life Executive Park                            Capital Advisers, Inc.,
Wellesley Hills, MA 02481                              since 1998. Assistant
Date of birth: July 22,                                vice president, U.S.
 1957                                                  Public Bonds, Sun Life
                                                       Assurance Company of
                                                       Canada, since 1996.
                                                       Prior to that, senior
                                                       investment officer.
--------------------------------------------------------------------------------
John T. Donnelly, CFA*       Vice President            Vice president, Sun
One Sun Life Executive Park                            Capital Advisers, Inc.,
Wellesley Hills, MA 02481                              since 1998. Assistant
Date of birth: October                                 vice president, U.S.
 28, 1958                                              Equities, Sun Life
                                                       Assurance Company of
                                                       Canada, since 1997.
                                                       Prior to that, senior
                                                       investment officer
                                                       U.S. Public Bonds
                                                       (1994-1997), and
                                                       investment officer,
                                                       portfolio management
                                                       (1991-1994).
--------------------------------------------------------------------------------

================================================================================

================================================================================

--------------------------------------------------------------------------------

                                                       Principal occupation
   Name, address and age     Position with the trust       past 5 years
--------------------------------------------------------------------------------
Maura A. Murphy, Esq.*       Secretary                 Senior associate
One Sun Life Executive Park                            counsel, U.S.
Wellesley Hills, MA 02481                              operations, Sun Life
Date of birth: February                                Assurance Company of
 12, 1960                                              Canada, since 1998.
                                                       Prior to that,
                                                       securities counsel, New
                                                       England Life Insurance
                                                       Company, 1994-98.  Prior
                                                       to that, attorney,
                                                       Division of Investment
                                                       Management, U.S.
                                                       Securities and Exchange
                                                       Commission, 1990-94.
--------------------------------------------------------------------------------
Peter F. Demuth, Esq.*       Assistant Secretary       Vice president and chief
One Sun Life Executive Park                            counsel, U.S.
Wellesley Hills, MA 02481                              operations, Sun Life
Date of birth: June 4,                                 Assurance Company of
 1958                                                  Canada, since 1998.
                                                       Prior to that, partner
                                                       at the Boston law firm
                                                       of Mintz, Levin, Cohn,
                                                       Ferris, Glovsky and
                                                       Popeo, P.C.
--------------------------------------------------------------------------------
Christopher P. Harvey,       Assistant Secretary       Partner, Hale and Dorr
 Esq.*                                                 LLP, since 1991, counsel
60 State Street                                        to the Trust.
Boston, MA 02109
Date of birth: June 27,
 1961
--------------------------------------------------------------------------------

   *  An interested person of the funds for purposes of the 1940 Act.

Trustee Compensation. The trust pays the trustees who are not interested persons of the trust or the adviser for their service as trustees. The payments described below are estimated for the fiscal year ending December 31, 1999. The trustees who are officers or employees of Sun Life or the adviser are not paid by the trust for their service as trustees.

------------------------------------------------------------------------------------------------

Name and position     Aggregate        Pension or         Estimated annual    Total
with                  compensation     retirement         benefits upon       compensation
the trust             from the trust   benefits accrued   retirement          from the trust
                                       as part of funds'                      paid to trustees*
                                       expenses
------------------------------------------------------------------------------------------------
Graham B. Jones           $ 9,000              0                 0                $ 9,000
------------------------------------------------------------------------------------------------
Anthony C. Paddock          9,000              0                 0                  9,000
------------------------------------------------------------------------------------------------
William N. Searcy          10,000              0                 0                 10,000
------------------------------------------------------------------------------------------------

   * The trust is the only registered investment company managed by the adviser.

================================================================================

================================================================================

The Investment Adviser. Sun Capital Advisers, Inc., the funds' investment adviser, is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The adviser is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada (Sun Life of Canada). Sun Life of Canada is a mutual life insurance company incorporated pursuant to an Act of Parliament of Canada in 1865. Sun Life of Canada and its affiliates currently transact business in Canada, the United States, the United Kingdom and Asia Pacific. Sun Life of Canada has established a record of financial strength that has resulted in consistently outstanding ratings from A.M. Best (A++ for financial strength (highest rating level)), Duff & Phelps (AAA for claims-paying ability (highest rating level)), Moody's Investors' Service, Inc. (Aa1 for Canadian currency financial strength (second highest of 21 rating levels) and Aa2 for foreign currency financial strength (third highest of 21 rating levels) and Standard & Poor's Ratings Group (AAA for financial strength (highest rating level)).

The adviser is a Delaware corporation and a registered investment adviser. The adviser provides investment management and supervisory services to pension and profit-sharing accounts of Sun Life of Canada. Each fund will offer its shares to separate accounts that are funding vehicles for variable contracts offered by Sun Life of Canada and its affiliates and other insurance companies. It is also expected that the adviser, through certain asset allocation programs offered to holders of variable contracts offered by Sun Life of Canada and its affiliates, will have discretion to allocate assets to the funds.

Restrictions on Personal Trading. In order to avoid conflicts with portfolio trades for the funds, the adviser and the funds have adopted restrictions on personal securities trading by personnel of the adviser and its affiliates. Some of the adviser's restrictions include pre-clearance for all personal trades and a ban on the purchase of initial public offerings by certain personnel. These restrictions reflect the basic principle that the interests of the funds and their shareholders come before the interests of personnel of the adviser and its affiliates.

Terms of Advisory Agreement. Each fund has entered into an investment advisory agreement with the adviser which was approved by the fund's trustees. Under the terms of the advisory agreement, the adviser furnishes an investment program for the fund and determines, subject to the overall supervision and review of the trustees, which investments should be purchased, held, sold or exchanged and provides supervision over all aspects of the fund's operations, except those which are delegated to a custodian, transfer agent or other agent. The adviser may enter into agreements with Sun Life of Canada to utilize the resources and personnel of the company.

Each fund bears the cost of its operations not expressly assumed by the adviser or another service provider. These costs include, but are not limited to, (i) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of the Adviser, or its affiliates, office space and facilities and personnel compensation, training and benefits; (ii) charges and expenses of auditors; (iii) charges and expenses of any custodian, administrator, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust; (iv) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which the Trust is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the Trust to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Trust and/or its shares with the Commission, state securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory agencies; (vii) all expenses of shareholders' and Trustees'

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                                      -26-

================================================================================

meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies;
(viii) charges and expenses of legal counsel to the Trust and the Trustees; (ix) if applicable, any distribution fees paid by the Trust in accordance with Rule 12b-1 promulgated by the Commission pursuant to the 1940 Act; (x) compensation of those Trustees of the Trust who are not affiliated with or interested persons of the Manager or the Trust (other than as Trustees); (xi) the cost of preparing and printing share certificates; and (xii) interest on borrowed money, if any.

Each fund pays a fee monthly to the adviser for its advisory services based on a stated percentage of the average daily net assets of the fund as follows:

                   -----------------------------------
                   Money Market Fund             0.50%
                   -----------------------------------
                   Investment Grade Bond Fund    0.60%
                   -----------------------------------
                   Real Estate Fund              0.95%
                   -----------------------------------


From time to time, the adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. The adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund's annual expenses fall below this limit. The adviser has voluntarily agreed to limit its advisory fee and to reimburse each fund's other expenses for an indefinite period to reduce each fund's total annual operating expenses to the amounts set forth below.

                   Fund                 Total Operating Expenses
                   ----                 ------------------------

                   Money Market Fund              0.65%
                   Investment Grade Bond Fund     0.75%
                   Real Estate Fund               1.25%

The adviser may modify or terminate this voluntary expense limit at any time.

Securities held by a fund may also be held by other funds or investment advisory clients for which the adviser or any of its affiliates provides investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the adviser or for other funds or investment advisory clients arise at or about the same time, transactions in the securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price obtained by a fund.

Pursuant to the advisory agreement, the adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the matters to which its respective contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the applicable agreement.

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                                      -27-

================================================================================

Under the advisory agreement, each fund may use the name "Sun Capital" or any name derived from or similar to this name only for as long as the advisory agreement or any extension, renewal or amendment of the agreement remains in effect. If a fund's advisory agreement is no longer in effect, the fund will cease to use such name or any other name indicating that it is advised by or otherwise connected with the adviser. In addition, the adviser may grant the non-exclusive right to use the name "Sun Capital" or any similar name to any other corporation or entity, including but not limited to any investment company of which Sun Life of Canada or any subsidiary or affiliate of the company or any successor to the business of the company or any subsidiary or affiliate of the company is the investment adviser.

The advisory agreement initially expires on October 31, 2000, and will continue in effect from year to year for each fund if approved by either the vote of the fund's shareholders (if a shareholder vote is required) or the trustees, including a vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. The advisory agreement may be terminated on 60 days' written notice by any party or by a vote of a majority of the outstanding voting securities of the affected fund and will terminate automatically if assigned.


Administrator. State Street Bank & Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, is the funds' administrator. State Street is responsible for managing the funds' business affairs. State Street's services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, preparation and filing of tax returns, supervising the activities of the custodian and transfer and shareholder servicing agent and other administrative services necessary to conduct the funds' business. For its services, State Street receives an asset based fee with breakpoints not to exceed 0.08% of the average net assets of each fund subject to a minimum fee of $57,500 per fund.

Transfer Agent. State Street Bank & Trust Company is the transfer agent for the funds.

Custodian. Each fund's portfolio securities are held pursuant to a master custodian agreement between the trust and State Street Bank & Trust Company. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

Independent Auditors. The trustees have selected Deloitte & Touche LLP as the funds' independent auditor. Deloitte & Touche LLP audits and renders opinions on the funds' annual financial statements and reviews the funds' annual federal income tax returns.

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                                      -28-

Information About The Trust's History And Organization

================================================================================

Description of the Trust's Shares. The trust is a business trust organized under Delaware law. The trustees are responsible for the management and supervision of the funds. The declaration of trust, dated July 13, 1998, permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of the funds, without par value. Under the declaration of trust, the trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this statement of additional information, the trustees have authorized shares only of the funds. Additional series may be added in the future. The declaration of trust also authorizes the trustees to classify and reclassify the shares of the funds, or any other series of the trust, into one or more classes. As of the date of this statement of additional information, the trustees have not authorized the issuance of additional classes of shares of the funds.

Each share of a fund represents an equal proportionate interest in the assets belonging to that fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a fund, shareholders are entitled to share pro rata in the net assets of the fund available for distribution to such shareholders. Shares of a fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the declaration of trust, the trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

The rights, if any, of variable contract holders to vote the shares of a fund are governed by the participating insurance company's variable contract. For information on the voting rights under a particular variable contract, see the prospectus offering that variable contract.

Unless otherwise required by the 1940 Act or the declaration of trust, the funds have no intention of holding annual meetings of shareholders. Shareholders may remove a trustee by the affirmative vote of at least two-thirds of the trust's outstanding shares. At any time that less than a majority of the trustees holding office were elected by the shareholders, the trustees will call a special meeting of shareholders for the purpose of electing trustees.

Under Delaware law, shareholders of a Delaware business trust are protected from liability for acts or obligations of the trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the declaration of trust expressly provides that the trust has been organized under Delaware law and that the declaration of trust will be governed by Delaware law. It is possible that the trust might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the trust's shareholders could be subject to personal liability.

To guard against this risk, the declaration of trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the trust or its trustees,
(ii) provides for the indemnification out of trust or fund property of any shareholders held personally liable for any obligations of the trust or of the fund and (iii) provides that the trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the

================================================================================

================================================================================

trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the fund itself would be unable to meet its obligations. In the light of Delaware law, the nature of the trust business and the nature of its assets, the risk of personal liability to a shareholder is remote.

The declaration of trust further provides that the trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the trust. The declaration of trust does not authorize the trust or any fund to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

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                                      -30-

More Information About How The Funds Value Their Shares

================================================================================

For purposes of calculating the net asset value (NAV) of the shares of the funds, the funds use the following procedures.

The funds generally value equity securities traded on a principal exchange or NASDAQ National Market issues at their last sale price on the day of valuation. The funds generally value equity securities for which no sales are reported on a valuation day, and other securities traded over-the-counter, at the last available bid price.

The funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations are not readily available or if in the opinion of the adviser any quotation or market price is not representative of true market value, the funds may determine the fair value of any security in good faith in accordance with procedures approved by the trustees.

Money Market Fund utilizes the amortized cost valuation method of valuing portfolio instruments in the absence of extraordinary or unusual circumstances. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund. The trustees will from time to time review the extent of any deviation of the net asset value, as determined on the basis of the amortized cost method, from net asset value as determined on the basis of available market quotations. If any deviation occurs that may result in unfairness either to new investors or existing shareholders, the trustees will take such actions as they deem appropriate to eliminate or reduce this unfairness to the extent reasonably practicable. These actions may include selling portfolio instruments prior to maturity to realize gains or losses or to shorten the fund's average portfolio maturity, withholding dividends, splitting, combining or otherwise recapitalizing outstanding shares or using available market quotations to determine net asset value per share.

The funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The fund's custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determining a fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, the funds may value their assets by a method that the trustees believe accurately reflects fair value.

Each fund determines its NAV each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. eastern time) by dividing the fund's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a

================================================================================

================================================================================

fund's NAV is not calculated. Consequently, a fund's portfolio securities may trade and the NAV of that fund's shares may be significantly affected on days when a shareholder has no access to that fund.

Redemptions in Kind. Although the funds would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities as prescribed by the trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The fund will value securities for the purpose of making a redemption payment at the same value used in determining NAV.

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                                      -32-

Taxes

================================================================================

Each fund is treated as a separate entity for federal income tax purposes. Each fund intends to elect to be treated, and intends to quality for each taxable year, as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each fund will not be subject to Federal income tax on taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing and other requirements of the Code.

Qualification of a fund for treatment as a regulated investment company under the Code requires, among other things, that (a) at least 90% of a fund's gross income for its taxable year, without offset for losses from the sale or other disposition of stock or securities or other transactions, be derived from interest, dividends, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) each fund distribute to its shareholders for each taxable year (in compliance with certain timing requirements) as dividends at least 90% of the sum of its taxable and any tax-exempt net investment income, the excess of net short-term capital gain over net long-term capital loss and any other net income for that year (except for the excess, if any, of net long-term capital gain over net short-term capital loss, which need not be distributed in order for the fund to qualify as a regulated investment company but is taxed to the fund if it is not distributed); and (c) each fund diversify its assets so that, at the close of each quarter of its taxable year,
(i) at least 50% of the fair market value of its total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5% of the fair market value of the fund's total assets and 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the fund and engaged in the same, similar, or related trades or businesses.

Each fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the fund as assets of the related separate account, these regulations are imposed on the assets of a fund unless a one year start up period exception is available to each separate account investing in the fund. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment

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                                      -33-

================================================================================

companies. Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject the fund to federal and state income taxation of all of its taxable income and gain, whether or not distributed to shareholders.

If "seed money" contributed to any fund in connection with its organization exceeds $250,000 or under certain other circumstances, the fund will be subject to a 4% nondeductible federal excise tax on any amounts required to be but not distributed under a prescribed formula. The formula requires that a fund distribute (or be deemed to have distributed) to its shareholders during each calendar year at least 98% of the fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over its capital losses realized during the one-year period ending on October 31 of such year, and any income or gain (as so computed) from the prior calendar year that was not distributed for such year and on which the fund paid no income tax. Each fund intends generally to seek to avoid liability for this tax.

Any dividend declared by a fund in October, November or December as of a record date in such a month and paid the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the year in which it is declared.

Any dividend (except a daily dividend) paid by a fund shortly after a shareholder's purchase of shares will have the effect of reducing the net asset value per share by the amount of the dividend distribution. Although such dividends are, in effect, a partial return of the shareholder's purchase price, they may be characterized as ordinary income or capital gain as described in the prospectus.

If a fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Any fund that is permitted to invest in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

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                                      -34-

================================================================================

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a fund's investment in stock or securities, possibly including speculative currency positions or currency derivatives not used for hedging purposes, could under future Treasury regulations produce income not among the types of "qualifying income" from which the fund must derive at least 90% of its annual gross income. Income from investments in commodities, such as gold and certain related derivative instruments, is also not treated as qualifying income under this test. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the fund or its shareholders in future years.

A fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Investments in debt obligations that are at risk of default may present special tax issues for Investment Grade Bond Fund or Real Estate Fund. Tax rules may not be entirely clear about issues such as when a fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by a fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income or excise tax.

Each fund that invests in certain pay in-kind securities ("PIKs") (debt securities whose interest payments may be made either in cash or in-kind), zero coupon securities, deferred payment securities, or certain increasing rate securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in income currently) must accrue income on such investments prior to the receipt of the corresponding cash payments. However, each fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income tax. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Redemptions and exchanges of fund shares (except, generally, shares of the Money Market Fund) are potentially taxable transactions for shareholders that are subject to tax. Shareholders should consult their own tax advisers to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and to ascertain its tax consequences in their particular circumstances. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under wash sale rules in the event of other investments in the same fund

================================================================================

================================================================================

(including through automatic reinvestment of dividends and distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.

Limitations imposed by the Code on regulated investment companies like the funds may restrict a fund's ability to enter into futures, options and currency forward transactions.

Certain options, futures and forward foreign currency transactions undertaken by a fund may cause the fund to recognize gains or losses from marking to market even though its securities or other positions have not been sold or terminated and affect the character as long-term or short-term (or, in the case of certain currency forwards, options and futures, as ordinary income or loss) and timing of some capital gains and losses realized by the fund. Also, certain of a fund's losses on its transactions involving options, futures and forward foreign currency contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the fund's taxable income or gains. These transactions may therefore affect the amount, timing and character of a fund's distributions to shareholders. Certain of the applicable tax rules may be modified if the fund is eligible and chooses to make one or more of certain tax elections that may be available. The funds will take into account the special tax rules (including consideration of available elections) applicable to options, futures or forward contracts in order to minimize any potential adverse tax consequences.

The tax rules applicable to dollar rolls, currency swaps and interest rate swaps, caps, floors and collars may be unclear in some respects, and the funds may be required to limit participation in such transactions in order to qualify as regulated investment companies. Additionally, the fund may be required to recognize gain, but not loss, if an option, collar, futures contract, swap, short sale or other transaction that is not subject to the market-to-market rules is treated as a constructive sale of an appreciated financial position in the fund's portfolio under Section 1259 of the Code. The fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

If, as anticipated, each fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes or any Delaware corporation income tax.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to the funds and certain aspects of their distributions. The discussion does not address special tax rules applicable to insurance companies. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership or redemption of shares of, and receipt of distributions from, a fund in their particular circumstances.

================================================================================

Brokerage Allocation

================================================================================

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the adviser and the officers of the trust pursuant to recommendations made by the portfolio managers. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the adviser, will offer the best price and market for the execution of each transaction. Purchases of portfolio securities from underwriters may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread."

In the U.S. and some other countries, debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

Purchases and sales of exchange-traded options and futures will be effected through brokers who charge a commission for their services.

Each fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed.

To the extent consistent with the foregoing, each fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the adviser, and their value and expected contribution to the performance of the fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the adviser. The receipt of research information is not expected to reduce significantly the expenses of the adviser. The research information and statistical assistance furnished by brokers and dealers may benefit Sun Life of Canada or other advisory clients of the adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the adviser may result in research information and statistical assistance beneficial to the funds. The funds will not make commitments to allocate portfolio transactions on any prescribed basis. While the adviser's officers will be primarily responsible for the allocation of each fund's brokerage business, the policies and practices of the adviser in this regard must be consistent with the foregoing, and will at all times be subject to review by the trustees.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, a fund may pay to a broker which provides brokerage and research services to the fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the adviser that the price is reasonable in light of the services provided viewed either in terms of the specific transaction involved in the adviser's overall duties to the accounts or the policies that the trustees may adopt from time to time.

================================================================================

================================================================================

Other investment advisory clients advised by the adviser may also invest in the same securities as the funds. When these clients buy or sell the same securities at substantially the same time, the adviser may average the transactions as to price and allocate the amount of available investments in a manner which the adviser believes to be equitable to each client, including the funds. In individual instances, this investment procedure may adversely affect the price to be paid or received by a fund or the size of the position attainable for it. On the other hand, to the extent permitted by law, the adviser may aggregate securities to be sold or purchased for the funds with those to be sold or purchased for other clients managed by it in order to obtain overall best execution for its participating clients.

================================================================================

Calculation of Performance Information

================================================================================

Yield (except for Money Market Fund). The yield of each fund (except for Money Market Fund) is computed by dividing net investment income per share determined for a 30-day period by the net asset value per share on the last day of the period, according to the following standard formula:

                                   a - b
                   Yield = 2 ([ ( ------- ) +1]/6/ -1)
                                     cd
Where:
          a =  dividends and interest earned during the period.
          b =  net expenses accrued during the period.
          c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
          d =  the net asset value per share on the last day of the period.

Money Market Fund Yield. For the purposes of calculating yield for the Money Market Fund, daily income per share consists of interest and discount earned on the fund's investments less provision for amortization of premiums and applicable expenses, divided by the number of shares outstanding, but does not include realized or unrealized appreciation or depreciation.

Yield calculations are based on the value of a hypothetical preexisting account with exactly one share at the beginning of the seven day period. Yield is computed by determining the net change in the value of the account during the base period and dividing the net change by the value of the account at the beginning of the base period to obtain the base period return. Base period is multiplied by 365/7 and the resulting figure is carried to the nearest 100th of a percent. Net change in account value during the base period includes dividends declared on the original share, dividends declared on any shares purchased with dividends of that share and any account or sales charges that would affect an account of average size, but excludes any capital changes.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

                   Effective Yield = [(Base Period Return + 1)/365/7/]-1

Total Return. Each fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula:

                        T = /N/(SQUARE ROOT) ERV/P - 1

================================================================================

================================================================================

Where:

       P =    a hypothetical initial payment of $1,000.

       T =    average annual total return.

       n =    number of years.

     ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the indicated period.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of a fund during the period stated by the net asset value at the end of the period.

In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

Total returns and yields quoted for the funds include each fund's expenses, but may not include charges and expenses attributable to any particular insurance product. Since shares of the funds may be purchased only through variable annuity contracts and variable life insurance policies, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of each fund's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a fund's performance to that of other mutual funds.

From time to time, in reports and promotional literature, a fund's yield and total return will be compared to indices of mutual funds and other relevant broad based indices.

Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's and Barron's, etc. will also be utilized. A fund's promotional and sales literature may make reference to the fund's "beta." Beta reflects the market-related risk of the fund by showing how responsive the fund is to the market.

The performance of a fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of a fund for any period in the future. The performance of a fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a fund's performance.


================================================================================

                          SUN CAPITAL ADVISERS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                NOVEMBER 3, 1998


                                                                                                 Investment
                                                                                Money Market     Grade Bond       Real Estate
                                                                                    Fund            Fund             Fund
ASSETS:
Cash                                                                              $40,000          $30,000          $30,000
                                                                                  -----------------------------------------
Total Assets                                                                      $40,000          $30,000          $30,000
                                                                                  =========================================

Net Assets applicable to (40,000; 3,000;and 3,000 respectively)
common shares of beneficial interest issued and outstanding                       $40,000          $30,000          $30,000
                                                                                  =========================================

Net asset value and offering price per share                                      $  1.00          $ 10.00          $ 10.00
                                                                                  =========================================

                          NOTE TO FINANCIAL STATEMENT

Sun Capital Advisers Trust, which is comprised of the Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Real Estate Fund, was formed under a Declaration of Trust dated July 13, 1998 and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of 40,000; 3,000; 3,000 shares of beneficial interest, respectively, of Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Real Estate Fund to Sun Capital Advisers, Inc. the Funds' sponsor.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholder of
Sun Capital Advisers Trust:

We have audited the accompanying statements of assets and liabilities of Sun Capital Advisers Trust (comprising, respectively, Sun Capital Money Market Fund, Sun Capital Investment Grade Bond Fund and Sun Capital Real Estate Fund) (the "Funds") as of November 3, 1998. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of Sun Capital Advisers Trust as of November 3, 1998, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts

November 4, 1998

Appendix A

================================================================================

MOODY'S INVESTORS SERVICE, INC.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment at some time in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

STANDARD & POOR'S RATINGS GROUP

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

================================================================================

================================================================================

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B: Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

DUFF & PHELPS CREDIT RATING CO.

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

FitchIBCA

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future development, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and

================================================================================

================================================================================

therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. however, business and financial alternatives can be identified which could assist the obligor satisfying its debt service requirements.

B: Bonds are considered highly speculative, significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic development.

================================================================================

                          SUN CAPITAL ADVISERS TRUST

                          PART C.  OTHER INFORMATION


Item 23.  EXHIBITS

   (a)    Agreement and Declaration of Trust, dated July 13, 1998./1/
   (b)    By-Laws, dated July 13, 1998./1/
   (c)    Instruments Defining Rights of Securityholders -- [Not Applicable]
   (d)    Investment Advisory Agreement.*
   (e)    Underwriting Agreement -- [Not Applicable]
   (f)    Bonus or Profit Sharing Agreements -- [Not Applicable]
   (g)    Form of Custody Agreement.*
   (h)(1) Form of Administration Agreement.*
   (h)(2) Form of Transfer Agency and Shareholder Service Agreement.*
   (i)    Opinion and Consent of Counsel*
   (j)    Consent of Certified Public Accountants*
   (k)    Financial Statements Omitted from Item 23 -- [Not Applicable]
   (l)(1) Share Purchase Agreement for Money Market Fund*
   (l)(2) Share Purchase Agreement for Sun Capital Real Estate Fund.*
   (l)(3) Share Purchase Agreement for Sun Capital Investment Grade Bond Fund.*
   (m)    Rule 12b-1 Plan -- [Not Applicable]
   (n)    Financial Data Schedule*
   (o)    Rule 18f-3 Plan -- [Not Applicable]
   (p)    Powers of Attorney.*

/1/ Filed with Registration Statement on July 15, 1998
*   Filed herewith.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

The Registrant was organized by an affiliate of Sun Life Assurance Company of Canada primarily to provide a funding vehicle for assets received by various separate accounts of Sun Life Assurance Company of Canada and its affiliated insurance companies. Shares held by these separate accounts will generally be voted as directed by the owners of variable contracts participating in these separate accounts.

Item 25.  INDEMNIFICATION

Except as noted, there is no contract, arrangement or statute under which any trustee or officer of the Registrant is indemnified.

Under the Agreement and Declaration of Trust, dated July 13, 1998, establishing the Registrant as a trust under Delaware law, Article IV, Section 3 provides indemnification for the Registrant's trustees and officers except that no trustee or officer will be indemnified against any liability of which the trustee or officer would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Registrant's trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

Trustees and officers of the Registrant who are directors, officers or employees of the adviser may be entitled to indemnification in their capacities as directors, officers or employees of the adviser.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

All of the information required by this item is set forth in the Form ADV of the Registrant's investment adviser, Sun Capital Advisers, Inc. The following sections of the Form ADV are incorporated herein by reference:

   (a) Items 1 and 2 of Part 2; and
   (b) Item 6, Business Background, of each Schedule D.

Item 27.  PRINCIPAL UNDERWRITERS

None.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant, in whole or in part, at its principal executive office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Registrant's custodian and transfer agent.

Item 29.  MANAGEMENT SERVICES

Not Applicable.

Item 30.  UNDERTAKINGS

Under the Agreement and Declaration of Trust, dated July 13, 1998, establishing the Registrant as a trust under Delaware law, Article IV, Section 3 provides indemnification for the Registrant's trustees and officers except that no trustee or officer will be indemnified against any liability of which the trustee or officer would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Insofar as indemnification for liabilities arising under the Securities Act is permitted to trustees and officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification by the Trust is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Trust by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Trust will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Wellesley, The Commonwealth of Massachusetts, on the 3rd day of November, 1998.

                                    SUN CAPITAL ADVISERS TRUST

                                    By:  /s/ James M.A. Anderson
                                         --------------------------------
                                         James M.A. Anderson
                                         Chief Executive Officer

   Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 has been signed below by the following persons in the capacities and on the dates indicated.

         Signatures                    Title                 Date
         ----------                    -----                 ----

   /s/ C. James Prieur*       Trustee                  November 3, 1998
   -------------------------
   C. James Prieur

   /s/ James M.A. Anderson    Chief Executive Officer  November 3, 1998
   -------------------------  and Trustee
   James M.A. Anderson

   /s/ Robert P. Vrolyk*      Chief Financial Officer  November 3, 1998
   -------------------------
   Robert P. Vrolyk

   /s/ Graham E. Jones*       Trustee                  November 3, 1998
   -------------------------
   Graham E. Jones

   /s/ Anthony C. Paddock*    Trustee                  November 3, 1998
   -------------------------
   Anthony C. Paddock

   /s/ William N. Searcy*     Trustee                  November 3, 1998
   -------------------------
   William N. Searcy

   *By:    /s/ James M.A. Anderson
           -----------------------
           James M.A. Anderson
           Power-of-Attorney

                                 EXHIBIT INDEX
                                 -------------

 Exhibit
 Number
 ------
  (d)      Investment Advisory Agreement.
  (g)      Form of Custody Agreement
  (h)(1)   Form of Administration Agreement.
  (h)(2)   Form of Transfer Agency and Shareholder Service Agreement.
  (i)      Opinion and Consent of Counsel.
  (j)      Consent of Certified Public Accountants.
  (l)(1)   Share Purchase Agreement for Sun Capital Money Market Fund.
  (l)(2)   Share Purchase Agreement for Sun Capital Real Estate Fund.
  (l)(3)   Share Purchase Agreement for Sun Capital Investment Grade Bond Fund.
  (n)      Financial Data Schedule.
  (p)      Powers of Attorney.